Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2026
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution, percent	5.25%
Cost of contribution plan	$ 15	$ 15	$ 14
Additional cost of contribution plan	$ 19	$ 18	$ 17
Pension Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets percentage	6.63%
Postretirement Benefit Plan Assets
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets percentage	5.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Redemption period, days of notice (less than)	30 days
Equity securities | Pension Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	37.00%
Equity securities | Pension Plan Asset | Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage				38.00%
Equity securities | Postretirement Benefit Plan Assets | Non Bargained VEBA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	60.00%
Equity securities | Postretirement Benefit Plan Assets | Non Bargained VEBA | Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage				60.00%
Fixed income securities | Pension Plan Asset
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	63.00%
Fixed income securities | Pension Plan Asset | Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage				62.00%
Fixed income securities | Postretirement Benefit Plan Assets | Bargained VEBA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	100.00%
Fixed income securities | Postretirement Benefit Plan Assets | Active VEBA | Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage				100.00%
Fixed income securities | Postretirement Benefit Plan Assets | Non Bargained VEBA
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	40.00%
Fixed income securities | Postretirement Benefit Plan Assets | Non Bargained VEBA | Forecast
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage				40.00%
Real estate fund
Defined Benefit Plan Disclosure [Line Items]
Redemption period, days of notice (less than)	90 days